Label	Element	Value
MFS Active Mid Cap ETF
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	MFS Active Mid Cap ETF Summary of Key Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. The portfolio turnover rate for the fund is not available because the fund had not commenced operations as of the date of this prospectus.

Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example does not take into account brokerage commissions or other fees that you may pay to your financial intermediary when purchasing or selling shares of the fund.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) normally invests at least 80% of the fund’s net assets in issuers with medium market capitalizations. MFS generally defines medium market capitalization issuers as issuers with market capitalizations similar to those of issuers included in the Russell Midcap® Index over the last 13 months at the time of purchase. As of July 31, 2025, the range of the market capitalizations of the issuers in the Russell Midcap® Index was between approximately $954.2 million and $96.2 billion.

MFS normally invests the fund’s assets primarily in common stocks. Common stocks are equity securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained by any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

MFS may invest the fund’s assets in foreign securities.

MFS normally invests the fund's assets across different industries and sectors, but MFS may invest a significant percentage of the fund's assets in issuers in a single industry or sector.

MFS uses an active bottom-up investment approach to buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of individual issuers. Quantitative screening tools that systematically evaluate issuers may also be considered.

For purposes of the fund's 80% policy, net assets include the amount of any borrowings for investment purposes.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table are not included because the fund has not had a full calendar year of operations. Once the fund has commenced operations, updated performance information will be available online at mfs.com. Past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.

Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	mfs.com
MFS Active Mid Cap ETF | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

As with any exchange-traded fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

MFS Active Mid Cap ETF | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any exchange-traded fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
MFS Active Mid Cap ETF | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
MFS Active Mid Cap ETF | Investment Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. In addition, to the extent MFS considers quantitative tools in managing the fund, such tools may not produce the intended results.

MFS Active Mid Cap ETF | Equity Market Risk/Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Equity Market Risk/Company Risk: Equity markets are volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general. Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market. The value of an investment held by the fund may decline due to factors directly related to the issuer.

MFS Active Mid Cap ETF | Growth Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Growth Company Risk: The stocks of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.
MFS Active Mid Cap ETF | Value Company Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Value Company Risk: The stocks of value companies can continue to be undervalued for long periods of time and not realize their expected value and can be more volatile than the market in general.
MFS Active Mid Cap ETF | Mid Cap Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Mid Cap Risk: The stocks of mid cap companies can be more volatile and their shares can be less liquid than those of larger companies.
MFS Active Mid Cap ETF | Foreign Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to countries with developing economies or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

MFS Active Mid Cap ETF | Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focus Risk: Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the fund is exposed. Furthermore, investments in particular industries, sectors, countries, or regions may be more volatile than the broader market as a whole.

MFS Active Mid Cap ETF | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

MFS Active Mid Cap ETF | Capacity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Capacity Risk: The markets and securities in which the fund primarily invests may, at times, have limited capacity, and as an ETF, the fund cannot be closed to new investors as a means of managing capacity. During periods of capacity constraints, the implementation and execution of the fund’s strategy may change, and capacity limitations may impact the performance and portfolio composition of the fund.

MFS Active Mid Cap ETF | Fluctuation of Net Asset Value and Share Price Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Fluctuation of Net Asset Value and Share Price Risk: The net asset value (NAV) per share of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to purchases and sales, the existence of extreme market volatility, and/or a lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV and bid/ask spreads may widen. Shares of the fund may trade at a larger premium or discount to the NAV than shares of other ETFs that focus on other market segments or types of securities. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares of the fund may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings. If you buy fund shares when their market price is at a premium or sell fund shares when their market prices is at a discount, you may pay more than, or receive less than, NAV, respectively.

MFS Active Mid Cap ETF | Authorized Participant Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Authorized Participant Risks: Only financial institutions authorized to transact daily with the fund (Authorized Participants) may engage in creation or redemption transactions directly with the fund, and Authorized Participants are not obligated to do so. To the extent an Authorized Participant cannot or is otherwise unwilling to engage in creation and redemption transactions, and no other Authorized Participant engages in such transactions, shares of the fund may trade at a significant discount or premium to NAV, experience wider intraday bid/ask spreads, and may face trading halts and/or delisting from the exchange.

MFS Active Mid Cap ETF | Trading Issues Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Trading Issues Risk: There can be no assurance that an active trading market for the fund’s shares will develop or be maintained. In addition, trading of the fund’s shares may be halted or become less liquid. Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

Most fund investors will buy and sell fund shares on the listing exchange or on another secondary market. When buying or selling shares of the fund, investors typically will pay brokerage commissions or other charges imposed by financial intermediaries as determined by that financial intermediary.

MFS Active Mid Cap ETF | Cash Transactions Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Cash Transactions Risk: Unlike certain ETFs that distribute portfolio securities entirely in-kind, the fund may effect some or all creations and redemptions using cash, rather than in-kind securities. As a result, an investment in the fund may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

MFS Active Mid Cap ETF | MFS Active Mid Cap ETF
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMID
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.59%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.59%
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	The annual fund operating expenses are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund’s estimated average net assets during the period.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 60
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 189

[1]	The annual fund operating expenses are based on estimated "Other Expenses" for the current fiscal year expressed as a percentage of the fund’s estimated average net assets during the period.